Mortgage Banking Activities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights				$ 2,000,000
Losses	144,000,000	1,735,000,000	1,060,000,000
Settlement with FHLMC [Member]
Mortgage Banking Activities (Textual) [Abstract]
Losses		746,000,000
Settlement with FNMA [Member]
Mortgage Banking Activities (Textual) [Abstract]
Losses		508,000,000
Retained earnings [Member]
Mortgage Banking Activities (Textual) [Abstract]
Cumulative effect of fair value election for certain residential mortgage servicing rights				2,000,000
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities (Textual) [Abstract]
Range of possible loss, portion not accrued	973,000,000
Residential mortgage servicing rights [Member] | Election of fair value option [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred from amortized MSRs			315,000,000
Amortized [Member]
Mortgage Banking Activities (Textual) [Abstract]
Valuation allowance	0	0	0	37,000,000
Reversal of provision (provision) for MSRs in excess of fair value	0	0	37,000,000
Amortized [Member] | Commercial Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Valuation allowance	0	0	0
Amortized [Member] | Residential mortgage servicing rights [Member]
Mortgage Banking Activities (Textual) [Abstract]
Residential MSRs transferred to MSRs carried at Fair Value, Gross			350,000,000
Residential MSRs transferred to MSRs carried at Fair Value, Net			$ 313,000,000